Consolidated Statements of Comprehensive Income - SEK (kr) kr in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Consolidated Statements of Comprehensive Income
Loss for the year	kr (412,268)	kr (509,537)	kr (436,511)
Other comprehensive income/(loss) that may be reclassified to profit or loss in subsequent periods:
Exchange differences on translation of foreign operations	36,287	(20,111)	(9,352)
Other comprehensive income/(loss) that may be reclassified to profit or loss in subsequent periods	36,287	(20,111)	(9,352)
Other comprehensive income/(loss) that will not be reclassified to profit or loss in subsequent periods:
Remeasurement gain on defined benefit plans	2,763	1,993	1,216
Other comprehensive income/(loss) that will not be reclassified to profit or loss in subsequent periods	2,763	1,993	1,216
Other comprehensive income/(loss) for the year	39,050	(18,118)	(8,137)
Total comprehensive loss for the year	(373,218)	(527,655)	(444,648)
Attributable to:
Equity holders of the Parent Company	kr (373,218)	(519,189)	(438,343)
Non-controlling interests		kr (8,466)	kr (6,305)